NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 682,068		$ 327,441	$ 211,978
Marketing and branding	297,170		130,528	79,891
Brokerage commission and handling charge expenses(Note21)	361,486		100,550	80,127
Processing and servicing costs(Note23)	149,378	$ 19,266	91,916	73,843
Rental and other related expenses	64,594		64,756	21,256
Depreciation and amortization	27,231		16,547	8,327
Professional services	32,988		28,757	18,724
Others	42,956		23,867	12,814
Total	$ 1,657,871		$ 784,362	$ 506,960